Segments - Operating Earnings Before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									$ 1,268.6	$ 918.3	$ 1,119.6
Closed Block Variable Annuity									(1,209.3)	(692.3)	(564.5)
Net investment gains (losses) and related charges and adjustments									212.1	455.5	71.8
Net guaranteed benefit hedging gains (losses) and related charges and adjustments									19.4	97.2	(269.4)
Loss related to businesses exited through reinsurance or divestment									(59.8)	(45.8)	(35.1)
Income (loss) attributable to noncontrolling interests	(105.6)	(101.1)	3.1	13.5	84.2	(20.3)	(217.7)	15.6	(190.1)	(138.2)	(190.9)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments									405.2	(165.0)	(157.8)
Other adjustments to operating earnings									(68.2)	(100.1)	(77.7)
Income (loss) before income taxes	627.6	420.0	(75.2)	(214.3)	(108.1)	373.9	853.1	(512.9)	758.1	606.0	277.8
Retirement Solutions | Retirement [Member]
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									595.8	448.6	441.9
Retirement Solutions | Annuities
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									293.8	102.2	387.6
Investment Management
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									178.1	134.5	87.5
Insurance Solutions | Individual Life [Member]
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									254.8	196.2	279.3
Insurance Solutions | Employee Benefits [Member]
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									106.1	109.4	83.3
Total Ongoing Businesses
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									1,428.6	990.9	1,279.6
Corporate
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									(210.6)	(182.3)	(230.2)
Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									50.6	109.7	70.2
Closed Blocks | Closed Block Institutional Spread Products
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									35.9	45.7	83.2
Closed Blocks | Closed Block Other
Segment Reporting Information [Line Items]
Total operating earnings before income taxes									$ 14.7	$ 64.0	$ (13.0)